Tax assets and liabilities (Details 6) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balances at
Deferred tax assets
Tax assets:		R$ 27,680,578	R$ 24,778,078	R$ 24,437,112	R$ 30,575,504
Temporary differences		26,416,527	23,375,600	23,398,886	29,538,257
Tax loss carry forwards		846,587	866,579	382,867	381,888
Social contribution taxes 18%		417,464	535,899	655,359	655,359
Tax liabilities:		3,031,389	2,496,531	817,125	312,420
Temporary differences		3,031,389	2,496,531	817,125	312,420
Total		24,649,189	22,281,547	23,619,987	R$ 30,263,084
Acquisition / Merger
Deferred tax assets
Tax assets:		44,509	38,151	107,253
Temporary differences		44,509	38,151	107,253
Tax loss carry forwards		0	0	0
Social contribution taxes 18%		0	0	0
Tax liabilities:		831	5,350	0
Temporary differences		831	5,350	0
Total		43,678	32,801	107,253
Other
Deferred tax assets
Tax assets:	[1]	1,369,934	(620,401)	652,599
Temporary differences	[1]	1,369,934	(620,401)	652,599
Tax loss carry forwards	[1]	0	0	0
Social contribution taxes 18%	[1]	0	0	0
Tax liabilities:	[1]	(153,623)	378,693	93,991
Temporary differences	[1]	(153,623)	378,693	93,991
Total	[1]	1,523,557	(999,094)	558,608
Valuation adjustments
Deferred tax assets
Tax assets:	[2]	(186,260)	254,733	(1,580,025)
Temporary differences	[2]	(186,260)	254,733	(1,580,025)
Tax loss carry forwards	[2]	0	0	0
Social contribution taxes 18%	[2]	0	0	0
Tax liabilities:	[2]	607,773	582,363	962,406
Temporary differences	[2]	607,773	582,363	962,406
Total	[2]	(794,033)	(327,630)	(2,542,431)
Adjustment to Income
Deferred tax assets
Tax assets:		1,674,317	668,483	(5,318,219)
Temporary differences		1,812,744	304,231	(5,319,198)
Tax loss carry forwards		(19,992)	483,712	979
Social contribution taxes 18%		(118,435)	(119,460)	0
Tax liabilities:		79,877	262,088	(551,692)
Temporary differences		79,877	262,088	(551,692)
Total		R$ 1,594,440	R$ 406,395	R$ (4,766,527)

[1]	In 2018, it mainly refers to net of deferred taxes amounted to R$1,216,311 (2017 - R$241,708 and 2016 - R$129,147), which have the same counterparty and realization period.
[2]	It relates to tax recognized in equity.